Performance Management - Federated Hermes International Strategic Value Dividend Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance data for the fund are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for the Fund’s A class averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the fund are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis.
Performance Additional Market Index [Text]	The Average Annual Total Return Table also shows the performance of the Fund compared to a broad-based securities market index as well as a comparison to the MSCI World ex USA High Dividend Yield Index which is an additional performance benchmark for the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
Bar Chart [Heading]	Federated Hermes International Strategic Value Dividend Fund – A Class
Bar Chart Closing [Text Block]	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 14.77% (quarter ended December 31, 2022). Its lowest quarterly return was (19.29)% (quarter ended March 31, 2020).
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The Fund’s R6 class commenced operations on January 27, 2017. For the period prior to the commencement of operations of the Fund’s R6 class, the performance information shown below is for the Fund’s IS class, adjusted to remove any voluntary waiver of Fund expenses related to the Fund’s IS class that occurred during the period prior to the commencement of the Fund’s R6 class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s A class to illustrate the effect of federal taxes on Fund returns. After tax-returns are shown only for the Fund’s A class and after-tax returns for the Fund’s C class, IS class and R6 class may differ from those shown for the Fund’s A class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.The Average Annual Total Return Table also shows the performance of the Fund compared to a broad-based securities market index as well as a comparison to the MSCI World ex USA High Dividend Yield Index which is an additional performance benchmark for the Fund.(For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	After tax-returns are shown only for the Fund’s A class and after-tax returns for the Fund’s C class, IS class and R6 class may differ from those shown for the Fund’s A class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.77%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020